CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents	$ 17,519	$ 101,183
Short-term bank deposits	42,442	15,000
Accounts receivable (net of allowance of $1,035 and $1,063 at December 31, 2014 and 2015, respectively)	66,662	30,808
Prepaid expenses and other current assets	17,396	9,164
Total Current Assets	144,019	156,155
Property and equipment, net	12,714	12,180
Intangible assets, net	66,072	16,890
Goodwill	203,693	164,092
Deferred taxes	12,344	4,917
Other assets	3,456	1,905
Total Assets	442,298	356,139
Current Liabilities:
Accounts payable	40,388	21,173
Accrued expenses and other liabilities	22,857	25,517
Short-term loans and current maturities of long-term and convertible debt	23,756	2,300
Deferred revenues	7,731	7,323
Payment obligation related to acquisitions	11,893	8,587
Total Current Liabilities	106,625	64,900
Long-Term Liabilities:
Long-term debt, net of current maturities	46,920	1,950
Convertible debt, net of current maturities	28,371	35,752
Payment obligation related to acquisitions	37,231	5,058
Deferred taxes	19,456	331
Other long- term liabilities	3,858	2,151
Total Liabilities	$ 242,461	$ 110,142
Commitments and Contingencies
Shareholders' Equity:
Ordinary shares of ILS 0.01 par value - Authorized: 120,000,000 shares; Issued: 69,548,450 and 76,157,506 shares at December 31, 2014 and 2015, respectively; Outstanding: 69,202,431 and 75,811,487 shares at December 31, 2014 and 2015, respectively	$ 206	$ 189
Additional paid-in capital	227,258	203,984
Treasury shares at cost (346,019 shares at December 31, 2014 and 2015)	(1,002)	$ (1,002)
Accumulated other comprehensive loss	(794)
Retained earnings (accumulated deficit)	(25,831)	$ 42,826
Total Shareholders' Equity	199,837	245,997
Total Liabilities and Shareholders' Equity	$ 442,298	$ 356,139